TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY	12 Months Ended
Dec. 31, 2017
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY

NOTE 26 — TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS — LIABILITY

26.1- Taxes payable

	12/31/2017	12/31/2016
Current liabilities:
Taxes Withheld at Source (IRRF)	252,600	288,537
PASEP and COFINS	512,227	314,435
ICMS	127,901	214,385
PAES / REFIS	35,960	175,462
Parceling IR/CS	—	37,679
INSS/FGTS	93,910	134,907
ISS	28,491	41,585
Other	122,228	129,099

Total	1,173,317	1,336,089

	12/31/2017	12/31/2016
Non-current liabilities:
PASEP and COFINS	33,087	204,284
PASEP and COFINS deferred	65,588	40,319
PAES / REFIS	210,850	589,200
Parceling IR/CS	—	135,016
INSS/FGTS	—	32,847
Other	17,002	58,214

Total	326,527	1,059,880

26.2- Income tax and social contributions

	12/31/2017	12/31/2016
Current liabilities:
Current Income Tax	1,075,787	447,236
Current Social Contribution	422,432	159,612

	1,498,219	606,848

Non-current liabilities:
Deferred income tax/social contributions	8,901,931	8,305,606

26.3- Reconciliation of expense with income tax and social contributions

	12/31/2017		12/31/2016
	IRPJ	CSLL	IRPJ	CSLL
Earnings (Losses) before IRPJ and CSLL	(200,398)	(200,398)	12,024,095	12,024,095
Calculation Base
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	50,100	18,036	(3,006,024)	(1,082,169)
Effects of additions and exclusions:
Revenue from dividends	10,012	3,604	25,838	9,301
Previously unrecognized tax losses offset in the current year	673,043	242,295	778,512	280,264
PRT effect (see26.8)	359,767	131,429	172,498	62,099
Constitution of Tax Credits	389,892	26,415	500,021	180,007
Deferred taxes acknowledged from prior periods	—	—	—	—
Deferred taxes not recognized/written off	(2,937,852)	(1,179,571)	(4,044,525)	(1,465,668)
Tax Incentives	412,143	—	185,217	—
Grants	(24,725)	(8,901)	(35,439)	(12,758)
Other additions and exclusions	206,032	102,986	(798,67)	(259,323)

Total income (expense) of IRPJ and CSLL	(861,588)	(663,707)	(6,222,573)	(2,288,246)

Effective rate	429.94%	331.19%	51.75%	19.03%

26.4- Tax Incentives - SUDENE

Provisional Measure 2,199-14, of August 24, 2001, amended by Law 11,196, of November 21, 2005, allowed companies located in the Northeast Region with ventures in the infrastructure sector considered by act of the Executive branch to be a priority for regional development, to reduce the income tax amount owed for the purpose of investing in projects of installation, expansion, modernization or diversification.

Regarding concession contracts No. 006/2004 of generation, and No. 061/2001 of transmission (both signed by the CHESF), the right to the incentive reducing 75% of income tax covers the years of 2008 to 2017. For transmission contracts numbers 008/2005 and 007/2005, the right to the reduction incentive was granted for the period of 2011 to 2020. For contracts with a tax incentive, the income tax rate of 25% becomes 6.25%.

26.5 - Special payment plan - PAES

The subsidiaries Furnas, Eletrosul, Eletroacre and Distribuição Alagoas chose to refinance tax debts. The financing term is limited to 180 months, and the balance owed is corrected by the long-term interest rate (TJLP) and SELIC rate.

26.6 — Tax Recovery Program (REFIS) — Law 12,865/2013

On December 30, 2013, Furnas chose the REFIS, for processes related to the PASEP, COFINS and PASEP/COFINS taxes.

The financing term is limited to 180 months, and the balance owing, corrected by SELIC, is R$ 180,203 as of December 31, 2017 (R$ 478,525 as of December 31, 2016).

26.7 — Deferred PASEP and COFINS on Active Exchange Variance

On April 1, 2015, Decree No. 8,426 was published, which reestablished the rates of 0.65% and 4%, respectively, for the PIS/PASEP and COFINS due on financial revenue earned by legal entities subject to the non-cumulative incidence regime, valid starting on July 1, 2015.

Likewise, with the advent of Decree No. 8,451, published on May 19, 2015, the Federal Government reestablished the PIS/PASEP and COFINS rates due on financial revenue from monetary variances to zero, because of the exchange rate, derived from: (i) operations to export goods and services abroad; and (ii) obligations contracted by the legal entity, including loans and financing.

Since Decree No. 8,451 established that the rate of zero will be maintained only for the above-mentioned operations, the Controller, when settling the corresponding transactions, now collects the PIS/PASEP and COFINS contributions due on monetary variances derived from the fluctuation of the foreign currency observed in the loan agreements granted by the Company.

26.8 - Tax Regularization Program-PRT

On May 31, 2017, Eletrobras subsidiaries (Eletronorte, EDE Piauí, EDE, Alagoas, EDE Roraima, EDE Acre and EDE Rondônia) adhered to the Tax Regularization Program (PRT), established by the Federal Government through the Provisional Measure 766/2017. This program allowed, among other types of payment and installment, to eliminate federal tax debts by using tax loss to amortize up to 76% of the debt and the remaining installment balance in 24 months. The companies of the Eletrobras Group (already listed) registered the amount of R$ 891,249, using R$ 677,349 of tax loss and negative social contribution basis (equivalent to 76% of the consolidated debt) for cash payment and the remainder installments in 24 months. This transaction allowed for a gain of R$ 677,349 related to the use of the tax loss and the negative basis of social contribution.